Property, Plant and Equipment - Narrative (Details)		12 Months Ended
		Dec. 31, 2016 USD ($) facility	Dec. 31, 2015 USD ($)		Dec. 31, 2014 USD ($)
Property, Plant and Equipment [Line Items]
Depreciation and depletion	[1]	$ 17,039,000	$ 15,684,000	[2]	$ 10,232,000	[2],[3]
Gain (loss) on disposal of fixed assets		357,000	(72,000)		15,000
Impairment of idled administrative and transload facilities		0	6,186,000		0
Abandonment of construction projects		$ 0	$ 256,000		$ 1,000
Transload facilities and equipment
Property, Plant and Equipment [Line Items]
Number of facilities sold | facility		2
Number of facilities terminated | facility		2

[1]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Whitehall LLC and Other Assets.
[2]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Blair LLC.
[3]	Financial information has been recast to include the financial position and results attributable to Hi-Crush Augusta LLC.